Provision for contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Provision for contingencies
Schedule of provision for contingencies

Change	Labor	Civil	Tax	Total
Balance at December 31, 2018	6,391	1,022	3,547	10,960
Additions	4,013	1,256	198	5,467
Write‑offs	(2,115)	(749)	—	(2,864)
Restatement	151	98	—	249
Addition - acquisition (*)	1,392	—	4,297	5,689
Restatement - acquisition (*)	(629)	—	716	87
Balance at December 31, 2019	9,203	1,627	8,758	19,588

(*)Classified into additions to Provisions for contingent liabilities deriving from acquisitions of companies Hiper and Millennium (amounts prior to acquisition date by Linx Sistemas).